Preferred and Common Stock (Detail Textuals 1) (USD $) In Millions, except Share data, unless otherwise specified					12 Months Ended	27 Months Ended	39 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 04, 2011 Cumulative Preferred Stock	Dec. 31, 2013 Senior Non Cumulative Perpetual Preferred Stock Series C	Dec. 31, 2013 Senior Non Cumulative Perpetual Preferred Stock Series C	Mar. 31, 2014 Senior Non Cumulative Perpetual Preferred Stock Series C	Aug. 04, 2011 Senior Non Cumulative Perpetual Preferred Stock Series C
Preferred And Common Stock [Line Items]
Preferred stock share issued	10,980	10,980	10,980					10,980
Preferred stock, no par value (in dollars per share)
Preferred stock, liquidation par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000					$ 1,000
Net capital proceeds from issuance and repurchase of preferred stock				$ 5.9
Percentage of proceeds invested as Tier 1 Capital				90.00%
Preferred stock dividend rate percentage					1.00%		1.00%
Preferred stock dividend rate percentage after four and one half years					9.00%		9.00%
Preferred stock redemption, terms						All redemptions must be in an amount at least equal to 25% of the number of originally issued shares of SBLF Preferred Stock, or 100% of the then-outstanding shares if less than 25% of the number of shares originally issued.